Note 8 - Long-term Investments - Gross Unrealized Gains and Loss of Available-for-sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of period	$ 0
Other comprehensive income before reclassification adjustment		523
Reclassification adjustment		(523)
Balance at end of period	$ 0	$ 0